Financial instruments	12 Months Ended
Dec. 31, 2015
Financial Instruments Disclosure [Abstract]
Financial Instruments
24. Financial Instruments:

(a)    Financial risk management:

The Company has exposure to liquidity risk, credit risk, foreign currency risk and interest rate risk.

(b)    Liquidity risk:

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they are due.  The Company has sustained losses and negative cash flows from operations since inception.  At December 31, 2015, the Company has $27,839 of cash, cash equivalents and short-term investments.

The following are the contractual maturities of financial obligations as at December 31, 2015:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	>5 years
Accounts payable and accrued liabilities	$57,454	$57,454	$57,454	$—	$—	$—
Unsecured subordinated debentures (1)	38,359	45,999	3,577	42,422	—	—
Senior financing (2)	9,123	9,428	6,303	1,804	669	652
Senior revolving financing (3)	10,859	11,423	282	11,141	—	—
Other bank financing (4)	3,312	3,612	1,968	238	91	1,315
Capital lease obligations	794	830	369	441	20	—
Operating lease commitments	—	56,535	3,334	8,021	9,413	35,767
Royalty payments (5)	—	14,393	1,360	1,950	1,950	9,133
	$119,901	$199,674	$74,647	$66,017	$12,143	$46,867

(1) Includes interest at 9%.
(2) Includes interest at rates disclosed in note 13(b) in effect at December 31, 2015.
(3) Includes interest at rates disclosed in note 13(c) in effect at December 31, 2015.
(4) Includes interest at rates disclosed in note 13(d) in effect at December 31, 2015.
(5) The Company is obligated to pay annual royalties equal to the greater of $1,164 (CDN$1,350) or 0.33% of the Company's gross annual revenue from all sources, including CWI, provided that gross revenue exceeds $12,693 (CDN$13,500) in any aforementioned fiscal year, until a total of $26,514 (CDN $28,189) has been paid.  The Company has assumed the minimum required payments.
24. Financial Instruments (continued):

(c)    Credit risk:

Credit risk arises from the potential that a counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s cash and cash equivalents, short-term investments and accounts receivable.  The Company manages credit risk associated with cash and cash equivalents and short-term investments by regularly consulting with its current bank and investment advisors and investing primarily in liquid short-term paper issued by Schedule 1 Canadian banks, R1 rated companies and governments.  The Company monitors its portfolio, and its policy is to diversify its investments to manage this potential risk.

The Company is also exposed to credit risk with respect to uncertainties as to timing and amount of collectability of accounts receivable and loans receivable.  As at December 31, 2015, 85% (December 31, 2014 - 86%) of accounts receivable relates to customer receivables, and 15% (December 31, 2014 - 14%) relates to amounts due from joint venture and indirect, income tax and value added taxes receivables.  In order to minimize the risk of loss for customer receivables, the Company’s extension of credit to customers involves review and approval by senior management as well as progress payments as contracts are executed.  Most sales are invoiced with payment terms in the range of 30 days to 90 days.  The Company reviews its customer receivable accounts and regularly recognizes an allowance for doubtful receivables as soon as the account is determined not to be fully collectible. Estimates for allowance for doubtful debts are determined on a customer-by-customer evaluation of collectability at each balance sheet reporting date, taking into consideration past due amounts and any available relevant information on the customers’ liquidity and financial position.

The carrying amount of cash and cash equivalents, short-term investments and accounts receivable as at December 31, 2015 of $66,163 (December 31, 2014 - $140,854) represents the Company’s maximum credit exposure.

(d)    Foreign currency risk:

Foreign currency risk is the risk that the fair value of future cash flows of financial instruments will fluctuate because of changes in foreign currency exchange rates.  The Company conducts a significant portion of its business activities in foreign currencies, primarily the United States dollar (“U.S.”) and the Euro (“Euro”).  Cash and cash equivalents, short-term investments, accounts receivable, accounts payable, and long-term debt that are denominated in foreign currencies will be affected by changes in the exchange rate between the Canadian dollar and these foreign currencies.
24. Financial Instruments (continued):

(d)    Foreign currency risk (continued):

The Company’s functional currency is the Canadian dollar. The U.S. dollar amount of financial instruments subject to exposure to foreign currency risk in the consolidated balance sheet  at December 31, 2015 is as follows:

U.S. dollars
Cash and cash equivalents	$15,289
Short-term investments	—
Accounts receivable	6,710
Accounts payable	4,604

(e)    Interest rate risk:

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates.  The Company is subject to interest rate risk on certain long-term debt with variable rates of interest.  The Company limits its exposure to interest rate risk by continually monitoring and adjusting portfolio duration to align to forecasted cash requirements and anticipated changes in interest rates.

If interest rates for the year ended December 31, 2015 had increased or decreased by 50 basis points, with all other variables held constant, net loss for the year ended December 31, 2015 would have increased or decreased by $69.
24. Financial Instruments (continued):

(f)    Fair value of financial instruments:

The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities and loan payable approximate their fair values due to the short-term period to maturity of these instruments.

The Company’s short-term investments are recorded at fair value.  The long-term investment represents our interests in the CWI, WWI and other equity accounted for investees, which are accounted for using the equity method.

The carrying value reported in the balance sheets for obligations under capital lease, which is based upon discounted cash flows, approximates its fair value.

The carrying value reported in the balance sheet for the unsecured subordinated debenture notes (note 13(a)) is greater than its fair value based on a recent financing the Company performed with the Cartesian Group (note 25). The approximate fair value of the unsecured subordinated debenture notes at December 31, 2015 is approximately $32,500 (CDN $44,900). Additionally, the interest rate on the notes approximates the interest rate being demanded in the market for debt with similar terms and conditions.

The carrying value reported in the balance sheet for senior financing agreements (note 13(b and c)) approximates their fair values as at December 31, 2015, as the interest rates on the debt is floating and therefore approximates the market rates of interest.  The Company’s credit spread in these subsidiaries also has not substantially changed from the premiums currently paid.

The Company categorizes its fair value measurements for items measured at fair value on a recurring basis into three categories as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –
Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 –	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

When available, the Company uses quoted market prices to determine fair value and classify such items in Level 1.  When necessary, Level 2 valuations are performed based on quoted market prices for similar instruments in active markets and/or model–derived valuations with inputs that are observable in active markets.  Level 3 valuations are undertaken in the absence of reliable Level 1 or Level 2 information.

As at December 31, 2015, cash and cash equivalents and short-term investments are measured at fair value on a recurring basis and are included in Level 1.